LONG-TERM INVESTMENTS, NET - Changes in the long term investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LONG-TERM INVESTMENTS, NET
Investments in equity method investees	¥ 370,985		¥ 430,292
Investments accounted for at fair values	1,063,689		6,480,322
Equity investments measured under measurement alternative and NAV practical expedient	152,645		1,232,735
Long-term time deposits	11,064,516		946,096
Held-to-maturity debt investments	147,529		135,071
Available-for-sale debt investments	5,126,289		7,813,655
Total long-term investments	¥ 17,925,653	$ 2,598,975	¥ 17,038,171